Loans Modified as Troubled Debt Restructuring within Previous Twelve Months and for which There Was Payment Default During Current Fiscal Year (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Financing Receivable, Modifications [Line Items]
Recorded investment	¥ 70,841	¥ 79,664
Domestic
Financing Receivable, Modifications [Line Items]
Recorded investment	70,726	73,290
Domestic | Manufacturing
Financing Receivable, Modifications [Line Items]
Recorded investment	21,144	18,740
Domestic | Construction and real estate
Financing Receivable, Modifications [Line Items]
Recorded investment	3,500	18,751
Domestic | Services
Financing Receivable, Modifications [Line Items]
Recorded investment	3,707	5,976
Domestic | Wholesale and retail
Financing Receivable, Modifications [Line Items]
Recorded investment	21,916	19,920
Domestic | Transportation and communications
Financing Receivable, Modifications [Line Items]
Recorded investment	14,069	4,386
Domestic | Other industries
Financing Receivable, Modifications [Line Items]
Recorded investment	107
Domestic | Individuals
Financing Receivable, Modifications [Line Items]
Recorded investment	6,283	5,517
Foreign
Financing Receivable, Modifications [Line Items]
Recorded investment	¥ 115	¥ 6,374